Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 3,452,891	$ 874,238
Other receivables and prepayments	139,633	85,316
Total current assets	3,592,524	959,554
Long-term investments, net	15,098,846	15,098,846
Long-term deposits		71,823
Total Assets	18,691,370	16,130,223
Current liabilities:
Accounts payable and accrued expenses	1,071,715	918,611
Operating lease liabilities, current	24,428	102,225
Total current liabilities	4,593,823	4,338,980
Operating lease liabilities, non-current		14,182
Warrant liability	306,000
Total Liabilities	4,899,823	4,353,162
Commitments and contingencies (Note 21)
TEMPORARY EQUITY
Contingently redeemable warrants	47,000
Total temporary equity	47,000
EQUITY
Additional paid-in capital	97,000,188	93,474,825
Accumulated other comprehensive (loss) income	(92,310)	89,162
Accumulated deficit	(73,792,798)	(72,429,528)
Total equity attributable to the shareholders of Aptorum Group Limited	23,115,160	21,134,514
Non-controlling interests	(9,370,613)	(9,357,453)
Total equity	13,744,547	11,777,061
Total Liabilities, Temporary Equity and Equity	18,691,370	16,130,223
Class A Ordinary Shares
EQUITY
Ordinary shares, value	62	37
Class B Ordinary Shares
EQUITY
Ordinary shares, value	18	18
Related Party
Current liabilities:
Amounts due to related parties	79,180	79,644
Convertible notes to a related party	$ 3,418,500	$ 3,238,500